Investment Objectives and Goals	Sep. 17, 2025
Pictet AI & Automation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pictet AI & Automation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pictet AI & Automation ETF (the “Fund”) seeks long-term capital appreciation.
Pictet Cleaner Planet ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pictet Cleaner Planet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pictet Cleaner Planet ETF (the “Fund”) seeks long-term capital appreciation.
Pictet AI Enhanced International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pictet AI Enhanced International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pictet AI Enhanced International Equity ETF (the “Fund”) seeks long-term capital appreciation.
Pictet Emerging Markets Rising Economies ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pictet Emerging Markets Rising Economies ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pictet Emerging Markets Rising Economies ETF (the “Fund”) seeks long-term capital appreciation.
Pictet Emerging Markets Debt ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pictet Emerging Markets Debt ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pictet Emerging Markets Debt ETF (the “Fund”) seeks to increase the value of your investment through income and investment growth.